FINANCE EXPENSE (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Finance Expense [Abstract]
Interest expense for financial liabilities not at fair value through profit or loss	R (1.5)	R (1.5)	R (1.4)
Unwinding of provision for environmental rehabilitation	(58.6)	(56.3)	(46.2)
Discount recognised on payments made under protest	(3.3)	(14.0)	(19.0)
Interest on lease liabilities#	(2.3)	(3.0)	(3.8)
Realised foreign exchange loss	0.0	(1.6)	0.0
Other finance expenses#	(7.7)	0.0	(0.3)
Finance expense	R (73.4)	R (76.4)	R (70.7)